Debt - Additional Information (Detail) $ in Millions, € in Billions			12 Months Ended
	May 10, 2024 USD ($)	Mar. 28, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 EUR (€)
Debt Instrument [Line Items]
Short term debt outstanding			$ 271	$ 511
Interest paid in cash			$ 309	242
Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument, Maturity date			Jun. 17, 2024
Debt instrument, periodic payment			$ 750
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity		$ 2,700
Revolving Credit Facility [Member] | Old Expiry Date [Member]
Debt Instrument [Line Items]
Line of credit facility expiration date		Jun. 24, 2028
Revolving Credit Facility [Member] | New Expiry Date [Member]
Debt Instrument [Line Items]
Line of credit facility expiration date		Jun. 25, 2029
Amended Syndicated Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, expiration period	364 days
Current borrowing capacity	$ 800
Amended Syndicated Revolving Credit Facility [Member] | Old Expiry Date [Member]
Debt Instrument [Line Items]
Line of credit facility expiration date	Jun. 24, 2024
Amended Syndicated Revolving Credit Facility [Member] | New Expiry Date [Member]
Debt Instrument [Line Items]
Line of credit facility expiration date	Jun. 24, 2025
U.S. Commercial Paper Notes [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity			2,000
Short term debt outstanding			$ 271	$ 299
Short term debt weighted average interest rate			4.74%	5.57%	4.74%
Euro-Commercial Paper Notes [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity | €					€ 1
Short term debt outstanding			$ 0	$ 210
Short term debt weighted average interest rate				4.02%